Equity-based compensation - Share Option Activity (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of share options outstanding in share-based payment arrangement | shares	690,187	849,670
Number of share options granted in share-based payment arrangement | shares	65,205	170,144
Number of share options exercised in share-based payment arrangement | shares	(37,111)	(313,307)
Number of share options forfeited in share-based payment arrangement | shares	(3,699)	(16,320)
Number of share options outstanding in share-based payment arrangement | shares	714,582	690,187
Number of share options exercisable in share-based payment arrangement | shares	426,863	366,732
Granted (in CAD per share) | $ / shares	$ 113.01	$ 107.54
Outstanding - beginning of year (in CAD per share) | $ / shares	95.42	83.59
Exercised (in CAD per share) | $ / shares	65.01	69.42
Expired/Cancelled (in USD per share) | $ / shares	111.41	105.12
Outstanding - end of year (in CAD per share) | $ / shares	98.52	95.42
Exercisable - end of year (in CAD per share) | $ / shares	$ 90.86	$ 85.47